Summary of Significant Accounting Policies (Detail Textuals 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Summary Of Significant Accounting Policies [Line Items]
Mortgage loans held for sale		$ 95,882
Depreciation methods	straight-line and accelerated methods
Amortization method	straight line and accelerated methods
Sustained period of repayment performance for non-accrual TDRs	6 months
Period of employees highest compensation before retirement	10 years
Core deposit intangible | Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated lives	7 years
Core deposit intangible | Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated lives	8 years
Mortgage servicing rights | Error adjustment related to amortization method of MSR's
Summary Of Significant Accounting Policies [Line Items]
Cumulative effect of change in accounting principle as increase to retained earnings	$ 459,890
Buildings and improvements
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	5 to 40 years
Furniture and equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	3 to 15 years
Federal Home Loan Bank of Des Moines
Summary Of Significant Accounting Policies [Line Items]
Investment in capital stock of the Federal Home Loan Bank of total assets	0.12%
Investment in capital stock of Federal Home Loan Bank required percentage of advances	4.00%